Consolidated Statements of Operations and Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cost of revenues USD ($)	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2009 Cost of revenues CNY	Dec. 31, 2011 Product development USD ($)	Dec. 31, 2011 Product development CNY	Dec. 31, 2010 Product development CNY	Dec. 31, 2009 Product development CNY	Dec. 31, 2011 Sales and marketing USD ($)	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2010 Sales and marketing CNY	Dec. 31, 2009 Sales and marketing CNY	Dec. 31, 2011 General and administrative USD ($)	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY	Dec. 31, 2009 General and administrative CNY
Net revenues:
Online game revenues generated in China	$ 790,522	4,975,464	4,318,893	4,727,714
Other revenues	48,687	306,432	185,815	78,991
Total net revenues	839,209	5,281,896	4,504,708	4,806,705
Cost of revenues
Third parties	(183,170)	(1,152,855)	(1,032,639)	(1,049,281)
Related parties	(143,488)	(903,096)	(804,543)	(884,193)
Total cost of revenues	(326,658)	(2,055,951)	(1,837,182)	(1,933,474)
Gross profit	512,551	3,225,945	2,667,526	2,873,231
Operating expenses:
Product development	(110,318)	(694,329)	(465,793)	(339,754)
Sales and marketing
Third parties	(40,533)	(255,110)	(275,267)	(206,739)
Related parties	(56,425)	(355,135)	(226,542)	(226,239)
General and administrative	(71,074)	(447,333)	(367,029)	(366,136)
Total operating expenses	(278,350)	(1,751,907)	(1,334,631)	(1,138,868)
Income from operations	234,201	1,474,038	1,332,895	1,734,363
Interest income	21,510	135,381	61,706	26,262
Investment income	86	543	214	214
Other income, net	27,218	171,309	215,580	169,444
Income before income tax expenses and equity in losses of affiliated companies	283,015	1,781,271	1,610,395	1,930,283
Income tax expenses	(77,103)	(485,278)	(300,352)	(428,676)
Equity in losses of affiliated companies	(1,589)	(10,004)	(5,376)	(30,071)
Net income	204,323	1,285,989	1,304,667	1,471,536
Less: Net income attributable to non-controlling interests	(3,355)	(21,115)	(15,846)	(18,564)
Net income attributable to Shanda Games Limited	200,968	1,264,874	1,288,821	1,452,972
Redeemable non-controlling interests redemption value accretion	(89)	(558)
Net income attributable to Shanda Games Limited's ordinary shareholders	200,879	1,264,316	1,288,821	1,452,972
Net income	204,323	1,285,989	1,304,667	1,471,536
Other comprehensive income:
Unrealized (loss) gain on marketable securities	(245)	(1,540)	(3,842)	6,389
Currency translation adjustments of the Company	1,154	7,260	17,409	183
Currency translation adjustments of an affiliated company/subsidiaries	(8,429)	(53,052)	6,277	42,642
Comprehensive income	196,803	1,238,657	1,324,511	1,520,750
Comprehensive income attributable to non-controlling interests	(243)	(1,529)	(17,659)	(39,569)
Comprehensive income attributable to Shanda Games Limited	196,560	1,237,128	1,306,852	1,481,181
Earnings per ordinary share
Basic	$ 0.35	2.23	2.26	2.61
Diluted	$ 0.35	2.23	2.26	2.60
Weighted average ordinary shares used in per share calculation
Basic	567,138,809	567,138,809	570,645,594	556,575,353
Diluted	567,178,693	567,178,693	570,795,057	559,600,871
Share-based compensation included in:
Share-based compensation	$ (14,454)	(90,972)	(105,927)	(125,811)	$ (152)	(958)	(761)	(1,175)	$ (3,828)	(24,094)	(29,778)	(2,113)	$ (34)	(213)	(293)	(948)	$ (10,440)	(65,707)	(75,095)	(121,575)